Related party transactions - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 GCI [Member]	Dec. 31, 2012 GCI [Member]	Dec. 31, 2013 GCI [Member] Vessels [Member]
Related Party Transaction [Line Items]
Administrative and strategic services	$ 72,000
Amounts due from related parties included in accounts receivable		1,614,000	1,501,000
Amounts payable to related parties included in accounts payable		611,000
Due from related parties				$ 56,152,000		$ 54,068,000
Receivable interest rate						4.00%